Note 8 - Disclosure of Financial Instruments and Risk Management - Net Gains or Losses of Financial Instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Note 8 - Disclosure of Financial Instruments and Risk Management - Net Gains or Losses of Financial Instruments (Details)
Net loss for financial assets at amortized cost	€ 162	€ 49	€ 1
Net loss for financial liabilities at amortized cost	319	560	€ 287
Net loss for financial liabilities at fair value through profit or loss	€ 2,802	€ 59